Subsequent Events	12 Months Ended
Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

33. SUBSEQUENT EVENT

Subsequent to year-end, on October 29, 2020, the Company’s Board of Directors approved the renewal of the NCIB program to purchase up to 24,532,404 Class B Non-Voting Shares representing 5% of all of the issued and outstanding Class B Non-Voting Shares. The NCIB program remains subject to approval by the TSX and, if accepted, will be conducted in accordance with the applicable rules and policies of the TSX and applicable Canadian securities law.